Exhibit 99.1

Onity Group Inc. OLIT 2025-HB1 Due Diligence Review

June 24, 2025

This document is protected under the copyright laws of the United States and other countries as an unpublished work. This document contains information that is proprietary and confidential to American Mortgage Consultants, Inc. or its technical alliance partners, which shall not be disclosed outside or duplicated, used, or disclosed in whole or in part for any purpose other than to evaluate American Mortgage Consultants, Inc. Any use or disclosure in whole or in part of this information without the express written permission of American Mortgage Consultants, Inc. is prohibited.

© 2025 American Mortgage Consultants, Inc. (Unpublished). All rights reserved.

Onity Group Inc., OLIT2025-HB1 Due Diligence

Review Results

Summary

AMC Diligence, LLC (“AMC”) reviewed a population of 1,090 (the “Final Sampled Population”) Home Equity Conversion Mortgage loans (“HECMs” or the “Mortgage Assets,” as applicable) owned by (or to be acquired by Onity Group Inc. (“Onity” or “Client”). The HECM portfolio was at the time of review serviced or sub-serviced by PHH Mortgage Corporation (“PHH”). The securitization review included review of data, documentation and images provided by the sub-servicer, validation of key servicing system data, and confirmation of FHA Mortgage Insurance, as of April 30, 2025 (referred to as the “Cut-off Date”). Due diligence also included an order of Broker Price Opinions (“BPOs”) to gain insight into market value on a sample of properties. It also included current owner title searches retrieved by AMC. The procedures followed during AMC’s review (the “Review”) and the results of the Review are detailed below.

The original sample selection of PHH serviced or sub-serviced Mortgage Assets was grossed up by 35% from original statistical sample sizes to preserve levels of statistical significance in the event of drops from the securitization population after due diligence commencement. The final sample size for the data integrity reviews, is 385 Mortgage Assets, which includes Mortgage Assets selected from the Final Sampled Population. The securitization may include a Mortgage Asset that is not part of the Final Sampled Population.

Procedures

Based upon the samples from the PHH Serviced or Sub-serviced Mortgage Assets, obtain a data tape from Onity Group Inc., identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 135% to include a 35% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine:

If the below fields in the sub-servicer’s servicing system of record agree to the data tape.

●	MIP Rate
●	Current UPB
●	Current Interest Rate
●	Loan Status
●	Borrower 1 First Name
●	Borrower 1 Last Name
●	Borrower 1 DOB
●	Borrower 2 First Name
●	Borrower 2 Last Name
●	Borrower 2 DOB
●	Current Life Expectancy Set-Aside Amount
●	Property City
●	Property State
●	Property Zip
●	Property Unit Count
●	Property Type
●	Marketable Title Date

If the below fields from the original document of record, HUD’s “HERMIT” system, HUD documents or combination of systems agree with the data tape.

●	Maximum Claim Amount
●	Original Note Rate
●	Margin (for adjustable-rate loans)
●	Index (for adjustable-rate loans)
●	Debenture Interest Rate
●	Closing Date
●	FHA Case Number
●	Called Due Date (inactive loans only)
●	UPB at Called Due Date (inactive loans only)
●	Foreclosure First Legal Date (inactive loans only)

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Conformity to stated standards, criteria or other requirements: review and methodology.

AMC conducted procedures on HECMs in the Final Sampled Population to ensure that:

Obtain and review FHA reporting from Onity Group Inc. and determine that all Mortgage Assets have FHA insurance coverage.

Based upon the Final Sampled Population, obtain a list of Mortgage Assets in due and payable status, and select a statistical sample of Mortgage Assets at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 135% to include a 35% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine:

If the primary borrower was sixty-two (62) years of age or older at the time of closing based upon documents validating age in the imaging system and provided by Onity Group Inc.

Based upon the Final Sampled Population, obtain the most recent valuations report including the date of valuation, type, and amount. Identify a statistical sample size at the 95% confidence level and 5% confidence interval from the population of loans where the most recent valuation is aged greater than 24 months. Randomly select loans from the data tape that meet the aging criteria and order Broker Price Opinions (“BPO’s”). Compare results received versus the most recent valuation product received on the loan.

Based upon the Final Sampled Population, obtain the most recent valuations report including date of valuation, type, and amount, and select a statistical sample of Mortgage Assets at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 135% to include a 35% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine if the value and valuation date in the servicing system match those found in the imaged copy valuation.

Based upon the Final Sampled Population, obtain a list of loans with corporate advances and all transaction level detail, identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 135% to include a 35% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and:

From such sample, select an individual property preservation transaction for each loan and determine that the transaction has not exceeded a per-event FHA allowance.

From such sample, select an individual tax or insurance disbursement, review the invoice or other documentation supporting that disbursement, and verify that the amount and coding of the disbursement is accurately represented in the servicing system.

From such sample, select an individual foreclosure, bankruptcy, property preservation, or other non-tax or insurance disbursement, review the invoice or other documentation supporting that disbursement, and verify that the amount and coding of the disbursement is accurately represented in the servicing system.

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Onity Group Inc., OLIT2025-HB1 Due Diligence

Other: Title Review

As requested by the Client, a title review was included in AMC’s scope of review on the 1,090 Mortgage Assets in the Final Sampled Population. 1,090 Mortgage Assets received a title review utilizing a current owner’s title search and supporting materials provided by Client.

To facilitate the title review on 1,090 Mortgage Assets, the Client provided AMC with identifying data on the Final Sampled Population. Data provided by the Client, included HECM and servicer identification numbers as well as subject property address, borrower names, origination date, original mortgage loan amount for the subject mortgage and title policies from origination as it relates to the subject mortgage. Using the data provided, AMC ordered a current owner’s title search on these Mortgage Assets through a service provider. Upon receipt and review of the current owner’s title search results, AMC identified whether the title search report revealed any liens and/or judgments which could affect the seniority of the subject mortgage, including potentially superior post origination liens and/or judgments as well as subject mortgage not of record. For the purposes of identifying potentially superior post-origination homeowners’ association (“HOA”) liens, the Client has vetted and approved for use a list of states prepared by outside counsel for which potentially superior post origination HOA liens may take priority over the subject mortgage. The states identified by the Client to be super lien states are: AL, AK, CO, CT, DC, DE, FL, HI, IL, MA, MD, MN, MO, NV, NH, NJ, OR, PA, RI, TN, VA, VT, WA, and WV. AMC reviewed the title policies for all liens and/or judgments that were recorded before the recordation of the subject mortgage to determine if any identifiable liens and/or judgments were listed as an exception on Schedule B of the applicable title policies.

Summary of findings and conclusions of review

DATA INTEGRITY REVIEW RESULTS SUMMARY

Data Integrity (From data tape to servicing system of record)

MIP Rate

From a sample of 385 Mortgage Assets, AMC reviewed servicing system screen shots or the servicing system and compared the MIP Rate represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Current UPB

From a sample of 385 Mortgage Assets, AMC reviewed servicing system screen shots or the servicing system and compared the current UPB represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Current Interest Rate

From a sample of 385 Mortgage Assets, AMC reviewed servicing system screen shots or the servicing system and compared the Current Interest Rate represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Loan Status

From a sample of 385 Mortgage Assets, AMC reviewed the servicing system screen shots or the servicing system and compared the Loan Status represented in the screenshot or servicing system as of the Cut-off Date to the value represented in the data tape. AMC identified six (6) exceptions that were due to data discrepancies between the tape data and the data reflected in the servicing system.

Borrower 1 First Name

From a sample of 385 Mortgage Assets, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 First Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

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Borrower 1 Last Name

From a sample of 385 Mortgage Assets, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 Last Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Borrower 1 DOB

From a sample of 385 Mortgage Assets, AMC reviewed servicing system screen shots or the servicing system and compared the Borrower 1 Date of Birth (“DOB”) represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. AMC noted eight (8) exceptions. AMC identified one (1) exception that was due to data discrepancies between the tape data and the data reflected in the servicing system. AMC identified seven (7) exceptions that were due to missing documents as the servicing system did not contain the data needed for review. No other exceptions were noted.

Borrower 2 First Name

From a sample of 385 Mortgage Assets, AMC identified 143 Mortgage Assets with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 143 Mortgage Assets and compared the Borrower 2 First Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Borrower 2 Last Name

From a sample of 385 Mortgage Assets, AMC identified 143 Mortgage Assets with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 143 Mortgage Assets and compared the Borrower 2 Last Name represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Borrower 2 DOB

From a sample of 385 Mortgage Assets, AMC identified 143 Mortgage Assets with a co-borrower. AMC reviewed servicing system screen shots or the servicing system for the 143 Mortgage Assets and compared the Borrower 2 Date of Birth (“DOB”) represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. AMC identified one (1) exception that was due to missing documents as the servicing system did not contain the data needed for review. No other exceptions were noted.

Current Life Expectancy Set-Aside Amount (LESA)

From a sample of 385 Mortgage Assets, AMC identified eight (8) Mortgage Assets with a Life Expectancy Set-Aside Amount. There were no exceptions noted.

Property City

From a sample of 385 Mortgage Assets, AMC reviewed servicing system screen shots or the servicing system and compared the Property City represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Property State

From a sample of 385 Mortgage Assets, AMC reviewed servicing system screen shots or the servicing system and compared the Property State represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Property Zip

From a sample of 385 Mortgage Assets, AMC reviewed servicing system screen shots or the servicing system and compared the Property Zip represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Property Unit Count

From a sample of 385 Mortgage Assets, AMC reviewed servicing system screen shots or the servicing system and compared the Property Unit Count represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tap. AMC identified three (3) exceptions that were due to missing documents as the servicing system did not contain the data needed for review. No other exceptions were noted.

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Onity Group Inc., OLIT2025-HB1 Due Diligence

Property Type

From a sample of 385 Mortgage Assets, AMC reviewed servicing system screen shots or the servicing system and compared the Property Type represented in the screen shot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Marketable Title Date

From a sample of 385 Mortgage Assets, AMC identified three (3) Mortgage Assets with marketable title dates. AMC reviewed servicing system screenshots or the servicing system for the three (3) Mortgage Assets and compared the marketable title date represented in the screenshot or servicing system as of the Cut-off Date to the value represented in the data tape. There were no exceptions noted.

Data Integrity (From data tape to original document of record)

Maximum Claim Amount

From a sample of 385 Mortgage Assets, AMC reviewed HERMIT screen shots from the sub-servicer and compared the Maximum Claim Amount represented in the screen shot to the data tape provided by Onity Group Inc. No exceptions were identified.

Original Note Rate

From a sample of 385 Mortgage Assets, AMC reviewed the original Note provided by Onity Group Inc. AMC compared the Note Rate represented in the Note to the Note Rate on the data tape provided by Onity Group Inc. No exceptions were identified.

Margin (for adjustable-rate Mortgage Assets)

From a sample of 385 Mortgage Assets, AMC identified 344 Mortgage Assets with adjustable-rate features. AMC reviewed the Original Note provided by Onity Group Inc. for the Mortgage Assets. AMC compared the Margin represented in the Note to the Margin represented in the tape data provided by Onity Group Inc. No exceptions were identified.

Index (for adjustable-rate Mortgage Assets)

From a sample of 385 Mortgage Assets, AMC identified 344 Mortgage Assets with adjustable-rate features. AMC reviewed the Original Note provided by Onity Group Inc. for the Mortgage Assets. AMC compared the Index represented in the Note to the Index represented in the tape data provided by Onity Group Inc. AMC identified two hundred and thirty-six (236) exceptions. All 236 exceptions were due to data discrepancies between the data tape and the Original Note. All 236 exceptions were confirmed to be a result of the Federal Reserve adopted LIBOR to SOFR transition, effective June 2023. AMC confirmed LIBOR was the represented index for all 236 loans in the Original Note provided Onity Group Inc. AMC did not validate the index conversion completed by Onity Group Inc.

Debenture Interest Rate

From a sample of 385 HECMs, AMC identified 159 HECMs with a Called Due Date in the data tape. AMC reviewed HERMIT screen shots from the applicable servicer to verify the Called Due Date and looked up the corresponding Debenture Interest Rate to Mortgagee Debenture Interest Rates published by HUD. AMC compared the debenture rate to the tape data. No exceptions were identified.

Closing Date

From a sample of 385 Mortgage Assets, AMC reviewed HERMIT screen shots or HUD settlement documents from the sub-servicer to determine the closing date recognized by HUD and compared the date to the tape data. AMC compared the Closing Date to the tape data. No exceptions were identified.

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Onity Group Inc., OLIT2025-HB1 Due Diligence

FHA Case Number

From a sample of 385 Mortgage Assets, AMC reviewed HERMIT screen shots from the sub-servicer and compared the FHA Case Number represented in the screen shot to the data tape provided by Onity Group Inc. AMC compared the FHA Case Number to the tape data. No exceptions were identified.

Called Due Date

From a sample of 385 Mortgage Assets, AMC identified 159 Mortgage Assets with a Called Due Date in the data tape. AMC reviewed a screen shot from the HERMIT system or Due and Payable approval letters from HUD’s designee to identify the Called Due Date and compared the dates to the Called Due Date listed in the data tape provided by Onity Group Inc. AMC noted three (3) exceptions. The three (3) exceptions were due to data discrepancies between the tape data and the screen shot from the HERMIT system or Due and Payable approval letters from HUD’s designee. No other exceptions were noted.

UPB at Called Due Date

From a sample of 385 Mortgage Assets, AMC identified 159 Mortgage Assets with a UPB at Called Due Date in the data tape. AMC reviewed a screen of the sub-servicer’s system representing the HECM balance history and compared the UPB at the time of the Called Due Date represented in the servicing system to the value represented in the data tape. AMC identified two (2) exceptions that were due to missing documents as the servicing system did not contain the data needed for review. No other exceptions were noted.

Foreclosure First Legal Date

From a sample of 385 Mortgage Assets, AMC identified 102 Mortgage Assets with a Foreclosure First Legal Date. AMC reviewed imaged copies of foreclosure complaints, Notices of Default, and other first legal evidence relevant to the foreclosure action for each of those 102 Mortgage Assets and compared the Foreclosure First Legal Date found therein to the Foreclosure First Legal Date represented in the data tape. No exceptions were identified.

CONFORMITY TO STATED STANDARDS, CRITERIA OR OTHER CRITERIA RESULTS SUMMARY

AMC conducted various reviews to ascertain conformity with relevant standards and criteria as outlined below.

Obtain and review FHA reporting from Onity Group Inc. and determine that all Mortgage Assets have FHA insurance coverage.

AMC evaluated FHA coverage on all 1,090 assets in the Final Sampled Population. AMC identified seventeen (17) loans that had terminated FHA insurance coverage.

Based upon the Final Sampled Population, obtain a list of Mortgage Assets in due and payable status, and select a statistical sample of Mortgage Assets at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 135% to include a 35% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine:

If the primary borrower was sixty-two (62) years of age or older at the time of closing based upon documents validating age in the imaging system and provided by Onity Group Inc.

From a sample of 385 Mortgage Assets in the Final Sampled Population, AMC reviewed imaged HECM loan files to verify a proof of age was provided by the borrower at origination and was available in the imaged loan file and the borrower was sixty-two (62) years of age or older at the time of closing. AMC identified one hundred and thirty-one (131) exceptions. All one hundred and thirty-one (131) exceptions were due to missing documentation. No additional exceptions were identified.

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Based upon the Final Sampled Population, obtain the most recent valuations report including the date of valuation, type, and amount. Identify a statistical sample size at the 95% confidence level and 5% confidence interval from the population of loans where the most recent valuation is aged greater than 24 months. Randomly select loans from the data tape that meet the aging criteria and order Broker Price Opinions (“BPO’s”). Compare results received versus the most recent valuation product received on the loan.

BPOs for a total of 266 Mortgage Assets were ordered for Mortgage Assets in the Final Sampled Population. The results of all the valuations received have been provided to Ocwen Financial Corporation.

Please note that AMC did not review the BPOs to ascertain the validity of any values and AMC makes no representations or warranties about the underlying value of the property.

Based upon the Final Sampled Population, obtain the most recent valuations report including date of valuation, type, and amount, and select a statistical sample of Mortgage Assets at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 135% to include a 35% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and determine if the value and valuation date in the servicing system match those found in the imaged copy valuation.

AMC selected and reviewed 385 of the most recent appraisals or BPOs found in the Final Sampled Population validating the date and amount from the imaged appraisal or BPO to the servicing system data. AMC noted thirteen (13) exceptions. AMC identified one (1) exception that was due to data discrepancies between the tape data and the valuation product provided from the sub-servicer. AMC identified twelve (12) exceptions that were due to missing documents as the valuation product noted on the data tape was not provided for review. No other exceptions were noted.

AMC did not review the appraisal to ascertain the validity of any values. AMC makes no representations or warranties about the underlying value of the property.

Based upon the Final Sampled Population, obtain a list of loans with corporate advances and all transaction level detail, identify a statistical sample size at the 95% confidence level and 5% confidence interval, gross up the statistical sample size to 135% to include a 35% overage above the statistically identified sample size, randomly select loans from the data tape to satisfy the grossed-up sample, and:

From such sample, select an individual property preservation transaction for each loan and determine that the transaction has not exceeded a per-event FHA allowance.

AMC identified 309 Mortgage Assets within the sample selection with property preservation advances. AMC randomly selected a single property preservation transaction from the 309 Mortgage Assets. AMC tested the sample of loan-level property preservation fee transactions against allowable limits detailed in HUD Mortgagee letters and Appendix 4 of 4001.1: FHA Single Family Housing Handbook through review of servicing advance history, supporting invoices, FHA over-allowable approvals, and additional details provided by Onity Group Inc. AMC identified twenty-three (23) exceptions. AMC identified twenty-two (22) exceptions that were due to fees being outside of the allowable limit. AMC identified one (1) exception that was due to missing documents as the invoice was not provided to support the advance. No other exceptions were noted.

From such sample, select an individual tax or insurance disbursement, review the invoice or other documentation supporting that disbursement, and verify that the amount and coding of the disbursement is accurately represented in the servicing system.

AMC identified 241 Mortgage Assets within the sample selection with a tax or insurance disbursement. AMC randomly selected a single tax or insurance transaction from each of those Mortgage Assets, requested relevant invoice support from Onity Group Inc. verified that the amount and coding of the disbursement is accurately represented in the servicing system. AMC identified eighteen (18) exceptions. AMC identified one (1) exception that was due to a discrepancy in the amount from the invoice provided in comparison to the data tape. AMC identified seventeen (17) exceptions that were due to no documentation being provided to support the advance. There were no other exceptions noted.

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From such sample, select an individual foreclosure, bankruptcy, property preservation, or other non-tax or insurance disbursement, review the invoice or other documentation supporting that disbursement, and verify that the amount and coding of the disbursement is accurately represented in the servicing system.

AMC identified 328 Mortgage Assets within the sample selection with a non-tax or insurance disbursement. AMC randomly selected a single disbursement transaction from each of those Mortgage Assets, requested relevant invoice support from Onity Group Inc. and verified that the amount and coding of the disbursement is accurately represented in the servicing system. AMC identified seven (7) exceptions. AMC identified five (5) exceptions that were due to a discrepancy in the amount from the invoice provided in comparison to the data tape. AMC identified two (2) exceptions that were due to no documentation being provided to support the advance. There were no other exceptions noted.

title results

As requested by the Client, a title review was included in AMC’s scope of review on 1,090 Mortgage Assets out of the 1,090 Mortgage Assets in the Final Sampled Population. All 1,090 Mortgage Assets received a title review utilizing a current owner’s title search and supporting materials provided by Client.

To facilitate the title review on 1,090 Mortgage Assets, the Client provided AMC with identifying data on the Final Sampled Population. Data provided by the Client, included HECM and servicer identification numbers as well as subject property address, borrower names, origination date, original mortgage loan amount for the subject mortgage and title policies from origination as it relates to the subject mortgage. Using the data provided, AMC ordered a current owner’s title search on these Mortgage Assets through a service provider. Upon receipt and review of the current owner’s title search results, AMC identified whether the title search report revealed any liens and/or judgments which could affect the seniority of the subject mortgage, including potentially superior post origination liens and/or judgments as well as subject mortgage not of record. For the purposes of identifying potentially superior post-origination homeowners’ association (“HOA”) liens, the Client has vetted and approved for use a list of states prepared by outside counsel for which potentially superior post origination HOA liens may take priority over the subject mortgage. The states identified by the Client to be super lien states are AL, AK, CO, CT, DC, DE, FL, HI, IL, MA, MD, MN, MO, NV, NH, NJ, OR, PA, RI, TN, VA, VT, WA, and WV. AMC reviewed the title policies for all liens and/or judgments that were recorded before the recordation of the subject mortgage to determine if any identifiable liens and/or judgments were listed as an exception on Schedule B of the applicable title policies.

SUMMARY (1,090 Mortgage Assets)

As part of the due diligence services, the Client provided AMC with identifying data on 1,090 Mortgage Assets in the Final Sampled Population. There were one hundred and fifty-four (154) Mortgage Assets that were determined to have critical findings based on the scope of reviews set forth herein. The results of the review were provided to Onity Group Inc.

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